Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2014
Nanjing Tuniu
Principal subsidiaries and consolidated Affiliated Entities
Economic interest held (as a percent)	100.00%
Shanghai Tuniu International Travel Service Co., Ltd.
Principal subsidiaries and consolidated Affiliated Entities
Economic interest held (as a percent)	100.00%
Nanjing Tuniu International Travel Service Co., Ltd.
Principal subsidiaries and consolidated Affiliated Entities
Economic interest held (as a percent)	100.00%
Beijing Tuniu International Travel Service Co., Ltd.
Principal subsidiaries and consolidated Affiliated Entities
Economic interest held (as a percent)	100.00%
Nanjing Tuzhilv Tickets Sales Co., Ltd.
Principal subsidiaries and consolidated Affiliated Entities
Economic interest held (as a percent)	100.00%
Tuniu (HK) Limited
Principal subsidiaries and consolidated Affiliated Entities
Equity interest held (as a percent)	100.00%
Tuniu (Nanjing) Information Technology Co., Ltd.
Principal subsidiaries and consolidated Affiliated Entities
Equity interest held (as a percent)	100.00%
Beijing Tuniu
Principal subsidiaries and consolidated Affiliated Entities
Equity interest held (as a percent)	100.00%